Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Virgin Group Acquisition Corp. II [Member]
Private Placement [Line Items]
Private Placement
Note 4 — Private Placement
Concurrently with the closing of the IPO, the Company completed the Private Placement of 6,000,000 Private Placement Warrants to Virgin Group Acquisition Sponsor II LLC at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $9,000,000. On April 13, 2021 the underwriter exercised their full over-allotment option which resulted in the purchase of an additional 700,000 private placement warrants for proceeds of $1,050,000. Therefore, the aggregate Private Placement Warrants purchased by Virgin Group Acquisition Sponsor II LLC were 6,700,000 for gross proceeds to the Company of $10,050,000. Each warrant is exercisable to purchase one share of the Company’s Class A Ordinary Shares at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the IPO and held in the trust account, such that $402,500,000 is held in the trust account. If the Company does not complete its initial Business Combination within 24 months from the closing of the IPO, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

Note 4 — Private Placement
Concurrently with the closing of the IPO, the Company completed the Private Placement of 6,000,000 Private Placement Warrants to Virgin Group Acquisition Sponsor II LLC at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $9,000,000. On April 13, 2021 the underwriter exercised their full over-allotment option which resulted in the purchase of an additional 700,000 private placement warrants for proceeds of $1,050,000. Therefore the aggregate Private Placement Warrants purchased by Virgin Group Acquisition Sponsor II LLC were 6,700,000 for gross proceeds to the Company of $10,050,000. Each warrant is exercisable to purchase one share of the Company’s Class A Ordinary Shares at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the IPO and held in the trust account, such that $402,500,000 is held in the trust account. If the Company does not complete its initial Business Combination within 24 months from the closing of the IPO, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.